UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346

Morgan Stanley Eastern Europe Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)

Czech Republic (5.0%)

Commercial Banks
Komercni Banka AS	4,100	$818

Electric Utilities
CEZ AS	36,900	1,377

Textiles, Apparel & Luxury Goods
Pegas Nonwovens SA	38,700	947
		3,142
Hungary (4.0%)

Pharmaceuticals
Richter Gedeon Nyrt	14,322	2,504

Poland (24.0%)

Commercial Banks
Bank Pekao SA	44,211	2,178

Diversified Telecommunication Services
Telekomunikacja Polska SA	434,160	2,229

Food & Staples Retailing
Eurocash SA	192,918	2,373
Jeronimo Martins SGPS SA	109,191	1,822
		4,195
Insurance
Powszechny Zaklad Ubezpieczen SA	27,025	3,037

Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	1,076,467	1,367

Textiles, Apparel & Luxury Goods
LPP SA	1,986	2,108
		15,114
Romania (1.9%)

Diversified Financial Services
Fondul Proprietatea SA	8,140,549	1,217

Russia (59.6%)

Commercial Banks
Sberbank of Russia	2,407,582	7,029

Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	89,942	2,968

Food & Staples Retailing
O’Key Group SA GDR (b)	160,307	1,539
X5 Retail Group N.V. GDR (a)	36,398	765
		2,304

	Shares	Value (000)
Information Technology Services
IBS Group Holding Ltd. GDR	38,183	$833

Internet Software & Services
Mail.ru Group Ltd. GDR (b)	57,000	1,964

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	457,501	4,589
Lukoil OAO ADR	122,831	7,566
Lukoil OAO ADR	32,300	1,990
Rosneft OAO (Registered GDR)	377,700	2,538
TNK-BP Holding	913,888	2,472
		19,155
Road & Rail
Globaltrans Investment PLC GDR	77,756	1,616

Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	91,927	1,610
		37,479
United States (2.9%)

Information Technology Services
EPAM Systems, Inc. (a)(c)	97,118	1,839
Total Common Stocks (Cost $57,711)		61,295

Short-Term Investments (4.1%)

Securities held as Collateral on Loaned Securities (1.3%)

Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	602,448	602

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $64; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.75% due 6/30/17; valued at $65)	$64	64
Merrill Lynch & Co., Inc., (0.15%, dated 9/28/12, due 10/1/12; proceeds $23; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 5/15/22; valued at $24)	23	23
Merrill Lynch & Co., Inc., (0.22%, dated 9/28/12, due 10/1/12; proceeds $121; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 4/1/42; valued at $123)	121	121
		208
Total Securities held as Collateral on Loaned Securities (Cost $810)		810

	Shares	Value (000)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,749)	1,748,669	$1,749
Total Short-Term Investments (Cost $2,559)		2,559
Total Investments (101.5%) (Cost $60,270) Including $799 of Securities Loaned +		63,854
Liabilities in Excess of Other Assets (-1.5%)		(935)
Net Assets (100.0%)		$62,919

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The value of loaned securities and related collateral outstanding at September 30, 2012 were approximately $799,000 and $811,000, respectively. The Portfolio received cash collateral of approximately $810,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2012, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $60,270,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,584,000 of which approximately $6,739,000 related to appreciated securities and approximately $3,155,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Morgan Stanley Eastern Europe Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Banks	$2,996	$7,029	$—	$10,025
Diversified Financial Services	1,217	—	—	1,217
Diversified Telecommunication Services	2,229	—	—	2,229
Electric Utilities	1,377	—	—	1,377
Energy Equipment & Services	2,968	—	—	2,968
Food & Staples Retailing	4,960	1,539	—	6,499
Information Technology Services	2,672	—	—	2,672
Insurance	3,037	—	—	3,037
Internet Software & Services	—	1,964	—	1,964
Oil, Gas & Consumable Fuels	16,060	4,462	—	20,522
Pharmaceuticals	2,504	—	—	2,504
Road & Rail	1,616	—	—	1,616
Textiles, Apparel & Luxury Goods	3,055	—	—	3,055
Wireless Telecommunication Services	1,610	—	—	1,610
Total Common Stocks	46,301	14,994	—	61,295
Short-Term Investments
Investment Company	2,351	—	—	2,351
Repurchase Agreements	—	208	—	208
Total Short-Term Investments	2,351	208	—	2,559
Total Assets	$48,652	$15,202	$—	$63,854

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, securities with a total value of approximately $14,994,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at September 30, 2012.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012